As filed with the Securities and Exchange Commission on May 25, 2006
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09761

The Direxion Insurance Trust
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

Evolution VP Managed Bond Fund
Schedule of Investments
March 31, 2006 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 31.3%

1,637	Alliance World Dollar Government Fund II	$20,610
1,265	Evergreen Managed Income Fund	20,518
3,318	Franklin Universal Trust	20,837
892	John Hancock Preferred Income Fund	20,445
3,324	High Income Opportunity Fund	20,609
1,417	iShares GS$ InvesTop Corporate Bond Fund	149,267
3,777	iShares Lehman 1-3 Year Treasury Bond Fund	302,122
13,800	iShares Lehman 7-10 Year Treasury Bond Fund	1,125,804
1,490	iShares Lehman US Treasury Inflation Protected Securities Fund	149,968
2,446	MFS Charter Income Trust	20,595
3,241	MFS Government Markets Income Trust	20,678
3,334	MFS Intermediate Income Trust	20,537
3,451	MFS Multimarket Income Trust	20,637
3,422	Managed High Income Portfolio	20,635
1,335	Neuberger Berman Income Opportunity Fund, Inc.	20,425
1,673	Nuveen Preferred and Convertible Income Fund	20,645
3,417	Putnam Master Intermediate Income Trust	20,536
3,345	Putnam Premier Income Trust	20,438
1,176	Salomon Brothers Emerging Markets Debt Fund, Inc.	20,662
1,650	Salomon Brothers Global High Income Fund, Inc.	20,510
1,257	Salomon Brothers Inflation Management Fund, Inc.	20,451
1,219	Salomon Brothers Variable Rate Strategic Fund, Inc.	20,967
1,797	Western Asset/Claymore US Treasury Inflation Protection Securities Fund	20,378
1,783	Western Asset/Claymore US Treasury Inflation Protection Securities Fund 2	20,505

	TOTAL INVESTMENT COMPANIES
	(Cost $2,158,174)	$2,138,779

Shares		Value
SHORT-TERM INVESTMENTS - 62.6%
MONEY MARKET FUND - 21.6%

1,471,544	Federated Prime Obligations Fund - Class I	$1,471,544

	TOTAL MONEY MARKET FUNDS - 21.6%
	(Cost $1,471,544)	$1,471,544

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.0%

$1,400,000	Federal Home Loan Bank
	Discount Note, 4.455%,
	04/03/2006	$1,399,659

1,400,000	U.S. Treasury Bill,
	4.08%, 04/06/2006	1,399,183

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.0%
	(Cost $2,798,842)	$2,798,842

	TOTAL SHORT-TERM INVESTMENTS - 62.6%
	(Cost $4,270,386)	$4,270,386

	TOTAL INVESTMENTS - 93.9%
	(Cost $6,428,560)	$6,409,165

	Other Assets in Excess of Liabilities - 6.1%	417,119

	TOTAL NET ASSETS - 100%	$6,826,284

Percentages are calculated as a percent of net assets.

Evolution VP Managed Bond Fund
Schedule of Short Equity Swap Contracts Purchased
March 31, 2006 (Unaudited)

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	iShares Lehman 20+ Year Treasury Bond	20,100	$1,771,194	6/20/2006	$ 25,229

Evolution VP Managed Equity Fund
Schedule of Investments
March 31, 2006 (Unaudited)

Shares		Value
COMMON STOCKS - 88.0%

Aerospace & Defense - 0.8%
1,090	AAR Corp. *	$31,043
398	DRS Technologies, Inc.	21,838
1,170	Kaman Corp.	29,437
1,024	Mercury Computer Systems, Inc. *	16,589
430	Northrop Grumman Corp.	29,365
		128,272
Air Freight & Logistics - 0.2%
71	Expeditors International of Washington, Inc.	6,134
317	Ryder System, Inc.	14,195
70	United Parcel Service, Inc. - Class B	5,557
		25,886
Airlines - 0.4%
459	Alaska Air Group, Inc. *	16,272
1,868	Gol-Linhas Aereas Inteligentes SA ADR	50,062
		66,334

Auto Components - 0.2%
1,009	Modine Manufacturing Co.	29,765

Automobiles - 1.2%
5,723	Ford Motor Co.	45,555
2,176	General Motors Corp.	46,284
777	Harley-Davidson, Inc.	40,311
1,296	Honda Motor Co., Ltd. ADR	40,124
320	Thor Industries, Inc.	17,075
		189,349
Beverages - 1.4%
247	Brown-Forman Corp. - Class B	19,012
2,597	Coca-Cola Femsa SA de CV ADR	86,220
130	Diageo PLC ADR	8,246
578	Hansen Natural Corp. *	72,857
584	MGP Ingredients, Inc.	9,461
222	PepsiAmericas, Inc.	5,428
198	PepsiCo, Inc.	11,442
		212,666
Biotechnology - 0.9%
464	Cephalon, Inc. *	27,956
164	Gilead Sciences, Inc. *	10,204
2,934	Millennium Pharmaceuticals, Inc. *	29,663
872	Techne Corp. *	52,442
458	Vertex Pharmaceuticals, Inc. *	16,758
		137,023
Capital Markets - 1.5%
196	The Bear Stearns Companies, Inc.	27,185
917	Credit Suisse Group ADR	51,224
1,074	E*Trade Financial Corp. *	28,976
842	Investment Technology Group, Inc. *	41,932
1,483	LaBranche & Co., Inc. *	23,446
183	Lehman Brothers Holdings, Inc.	26,449
952	Raymond James Financial, Inc.	28,141
		227,353
Chemicals - 2.0%
159	Akzo Nobel NV ADR	8,387
892	Cabot Corp.	30,319
1,132	The Dow Chemical Co.	45,959
1,057	EI du Pont de Nemours & Co.	44,616
761	Headwaters, Inc. *	30,280
1,203	Hercules, Inc. *	16,601
157	International Flavors & Fragrances, Inc.	5,388
2,313	Lyondell Chemical Co.	46,029
736	PPG Industries, Inc.	46,626
242	Rohm & Haas Co.	11,827
186	Sigma-Aldrich Corp.	12,237
		298,269
Cold-rolled Steel Sheet, Strip, And Bars - 0.1%
319	Gibraltar Industries, Inc.	9,398

Commercial Banks - 7.2%
282	ABN AMRO Holding NV ADR	8,426
404	Banco Bilbao Vizcaya Argentaria SA ADR	8,423
2,407	Banco Bradesco SA ADR	86,435
2,892	Banco Itau Holding Financeira SA ADR	86,095
570	Banco Santander Central Hispano SA ADR	8,328
1,483	BanColombia SA ADR	51,756
1,328	Bank of America Corp.	60,477
258	Bank of Hawaii Corp.	13,754
177	Barclays PLC ADR	8,284
1,150	BB&T Corp.	45,080
1,120	Fifth Third Bancorp	44,083
1,012	First Bancorp Puerto Rico	12,508
98	HSBC Holdings PLC ADR	8,210
1,215	KeyCorp	44,712
605	Kookmin Bank ADR *	51,740
213	Lloyds TSB Group PLC ADR	8,198
105	M&T Bank Corp.	11,985
272	Marshall & Ilsley Corp.	11,854
1,652	National City Corp.	57,655
1,292	Regions Financial Corp.	45,440
478	The South Financial Group Inc	12,500
810	SunTrust Banks, Inc.	58,936
422	Texas Regional Bancshares, Inc. - Class A	12,457
1,858	Unibanco - Uniao de Bancos Brasileiros SA ADR	137,325
1,482	US Bancorp	45,201
1,046	Wachovia Corp.	58,628
1,277	Wells Fargo & Co.	81,562
169	Zions Bancorporation	13,981
		1,094,033
Commercial Services & Supplies - 2.0%
316	Apollo Group, Inc. *	16,593
1,882	Central Parking Corp.	30,112
56	The Corporate Executive Board Co.	5,650
218	Dun & Bradstreet Corp. *	16,716
85	ITT Educational Services, Inc. *	5,444
380	Labor Ready, Inc. *	9,101
536	Monster Worldwide, Inc. *	26,725
2,729	On Assignment, Inc. *	29,965
136	Republic Services, Inc.	5,781
428	Robert Half International, Inc.	16,525
294	Rollins, Inc.	5,951
1,425	RR Donnelley & Sons Co.	46,626
575	Sotheby's Holdings *	16,698
2,699	Spherion Corp. *	28,070
86	Stericycle, Inc. *	5,815
322	United Stationers, Inc. *	17,098
566	Volt Information Sciences, Inc. *	17,297
		300,167
Communications Equipment - 1.7%
2,397	Andrew Corp. *	29,435
321	Belden CDT, Inc.	8,741
615	Black Box Corp.	29,551
553	Comtech Telecommunications Corp. *	16,131
5,462	Lucent Technologies, Inc. *	16,659
4,319	Nokia OYJ ADR	89,490
478	Plantronics, Inc.	16,935
328	QUALCOMM, Inc.	16,600
1,024	Telefonaktiebolaget LM Ericsson ADR	38,625
		262,167
Computers & Peripherals - 1.3%
4,946	Adaptec, Inc. *	27,351
677	Apple Computer, Inc. *	42,462
737	Dell, Inc. *	21,933
284	Diebold, Inc.	11,672
886	Komag, Inc. *	42,174
118	Lexmark International, Inc. - Class A *	5,355
294	QLogic Corp. *	5,689
764	Synaptics, Inc. *	16,800
1,500	Western Digital Corp. *	29,145
		202,581
Construction & Engineering - 0.7%
609	EMCOR Group, Inc. *	30,243
323	Fluor Corp.	27,714
187	Jacobs Engineering Group, Inc. *	16,220
1,841	Quanta Services, Inc. *	29,493
		103,670
Construction Materials - 1.1%
2,076	Cemex S.A. de C.V. ADR	135,521
299	Florida Rock Industries, Inc.	16,810
308	Lafarge SA ADR	8,763
		161,094
Consumer Finance - 0.3%
169	Capital One Financial Corp.	13,608
311	Ezcorp, Inc. *	9,181
3,709	Rewards Network, Inc. *	29,523
		52,312
Consumer Services - 0.1%
471	Pre-Paid Legal Services, Inc.	16,711

Containers & Packaging - 0.1%
219	Aptargroup, Inc.	12,100
104	Ball Corp.	4,558
123	Temple-Inland, Inc.	5,480
		22,138
Distributors - 0.7%
1,882	Brightpoint, Inc. *	58,455
801	Building Material Holding Corp.	28,548
334	Fastenal Co.	15,811
		102,814
Electric Utilities - 1.9%
887	Black Hills Corp.	30,158
1,890	Companhia Energetica de Minas Gerais ADR	85,938
4,641	Companhia Paranaense de Energia-Copel ADR	45,575
3,997	Korea Electric Power Corp. ADR *	86,335
372	TXU Corp.	16,651
473	WPS Resources Corp.	23,281
		287,938
Electrical Equipment - 1.2%
3,967	ABB Ltd. ADR *	49,786
564	AO Smith Corp.	29,779
276	Encore Wire Corp. *	9,351
939	Intermagnetics General Corp. *	23,522
377	Rockwell Automation, Inc.	27,110
527	Thomas & Betts Corp. *	27,078
313	Woodward Governor Co.	10,407
		177,033
Electronic Equipment & Instruments - 2.7%
2,159	Aeroflex, Inc. *	29,643
241	Benchmark Electronics, Inc. *	9,242
672	CTS Corp.	8,991
99	Dionex Corp. *	6,087
1,853	Electro Scientific Industries, Inc. *	41,007
598	Flir Systems, Inc. *	16,989
468	Ingram Micro, Inc. *	9,360
1,778	LG.Philips LCD Company Ltd. ADR *	40,361
3,669	Methode Electronics, Inc.	39,955
712	National Instruments Corp.	23,225
1,582	Newport Corp. *	29,837
1,411	Park Electrochemical Corp.	41,624
1,751	Planar Systems, Inc. *	29,627
2,180	Plexus Corp. *	81,903
		407,851
Energy Equipment & Services - 1.8%
235	Atwood Oceanics, Inc. *	23,737
659	Cooper Cameron Corp. *	29,049
343	Dril-Quip, Inc. *	24,302
354	Helix Energy Solutions Group, Inc. *	13,417
535	Hydril *	41,703
540	Maverick Tube Corp. *	28,615
1,269	NS Group, Inc. *	58,412
205	Tenaris SA ADR	37,037
538	Tetra Technologies, Inc. *	25,307
		281,579
Financial Services - 1.8%
1,214	Citigroup, Inc.	57,337
2,646	ING Groep NV ADR	104,253
1,755	JPMorgan Chase & Co.	73,078
618	Moody's Corp.	44,162
		278,830
Food & Staples Retailing - 0.8%
947	BJ's Wholesale Club, Inc. *	29,840
1,492	Great Atlantic & Pacific Tea Co. *	52,115
941	Performance Food Group Co. *	29,350
392	Sysco Corp.	12,564
		123,869
Food Products - 1.2%
2,132	ConAgra Foods, Inc.	45,753
1,202	H.J. Heinz Co.	45,580
318	Hershey Foods Corp.	16,609
177	Hormel Foods Corp.	5,982
750	Lance, Inc.	16,875
2,110	Monterey Gourmet Foods, Inc. *	9,284
2,574	Sara Lee Corp.	46,023
		186,106
Gas Utilities - 0.1%
460	Equitable Resources, Inc.	16,795

Health Care Equipment & Supplies - 1.5%
174	Biomet, Inc.	6,181
195	Biosite, Inc. *	10,126
78	C.R. Bard, Inc.	5,289
1,665	China Medical Technologies, Inc. ADR *	50,300
646	Cyberonics, Inc. *	16,647
422	Datascope Corp.	16,694
1,143	ICU Medical, Inc. *	41,365
577	Immucor, Inc. *	16,554
234	Intuitive Surgical, Inc. *	27,612
402	St. Jude Medical, Inc. *	16,482
218	Stryker Corp.	9,666
86	Varian Medical Systems, Inc. *	4,830
124	Waters Corp. *	5,351
		227,097
Health Care Providers & Services - 2.1%
31	CIGNA Corp.	4,049
1,521	Cross Country Healthcare, Inc. *	29,447
798	Express Scripts, Inc. *	70,144
2,231	Gentiva Health Services, Inc. *	40,626
767	Healthways, Inc. *	39,071
14,504	Hooper Holmes, Inc.	41,917
644	IMS Health, Inc.	16,596
108	Manor Care, Inc.	4,790
164	Patterson Cos, Inc. *	5,773
1,635	Per-Se Technologies, Inc. *	43,589
285	Pharmaceutical Product Development, Inc.	9,864
101	Quest Diagnostics, Inc.	5,181
124	Sierra Health Services *	5,047
		316,094
Hotels Restaurants & Leisure - 2.1%
227	Applebee's International, Inc.	5,573
7,453	Bally Total Fitness Holding Corp. *	69,835
655	Bluegreen Corp. *	8,659
990	Bob Evans Farms, Inc.	29,413
604	Choice Hotels International, Inc.	27,651
435	Dover Downs Gaming & Entertainment, Inc.	9,470
92	IHOP Corp.	4,410
167	International Game Technology	5,882
1,429	Lone Star Steakhouse & Saloon	40,612
345	McDonald's Corp.	11,854
2,851	Papa John's International, Inc. *	93,541
470	Shuffle Master, Inc. *	16,798
		323,698
Household Durables - 2.3%
252	American Greetings Corp. - Class A	5,448
719	Beazer Homes USA, Inc.	47,238
226	Centex Corp.	14,010
616	D.R. Horton, Inc.	20,463
499	Hooker Furniture Corp.	9,431
2,556	Koninklijke Philips Electronics NV ADR	86,009
499	Leggett & Platt, Inc.	12,161
178	Lennar Corp.	10,748
358	MDC Holdings, Inc.	23,023
187	Meritage Homes Corp. *	10,278
259	Mohawk Industries, Inc. *	20,906
1,780	Newell Rubbermaid, Inc.	44,838
43	NVR, Inc. *	31,775
376	Toll Brothers, Inc. *	13,021
		349,349
Household Products - 0.4%
290	Colgate-Palmolive Co.	16,559
760	Kimberly-Clark Corp.	43,928
		60,487
Industrial Conglomerates - 0.3%
178	Carlisle Cos., Inc.	14,560
413	3M Co.	31,260
		45,820
Insurance - 3.0%
5,098	Aegon NV ADR	93,956
687	American Financial Group Inc.	28,586
509	AmerUs Group Co.	30,662
155	Arch Capital Group Ltd. *	8,950
598	Arthur J. Gallagher & Co.	16,631
1,423	Axa ADR	49,748
269	Cincinnati Financial Corp.	11,317
1,480	Crawford & Co.	8,880
655	Infinity Property & Casualty Corp.	27,340
470	Lincoln National Corp.	25,657
433	MBIA, Inc.	26,036
218	Mercury General Corp.	11,968
240	The Midland Co.	8,395
864	Ohio Casualty Corp.	27,389
291	Protective Life Corp.	14,474
257	Selective Insurance Group	13,621
557	Stewart Information Services Corp.	26,224
494	W.R. Berkley Corp.	28,682
		458,516
Internet & Catalog Retail - 0.1%
455	Amazon.com, Inc. *	16,612

Internet Software & Services - 1.1%
633	Infospace, Inc. *	17,692
393	j2 Global Communications, Inc. *	18,471
1,649	NetEase.com, Inc. ADR *	40,466
3,733	Sify Ltd. ADR *	49,425
506	WebEx Communications, Inc. *	17,037
651	Websense, Inc. *	17,955
		161,046
IT Services - 0.9%
197	Acxiom Corp.	5,091
178	Cognizant Technology Solutions Corp. *	10,589
1,644	Convergys Corp. *	29,937
78	DST Systems, Inc. *	4,519
331	Mantech International Corp. - Class A *	10,996
1,453	MPS Group, Inc. *	22,231
1,187	Satyam Computer Services Ltd. ADR	51,943
		135,306
Leisure Equipment & Products - 0.8%
218	Brunswick Corp.	8,471
565	Jakks Pacific, Inc. *	15,108
2,568	Mattel, Inc.	46,558
676	Polaris Industries, Inc.	36,883
226	SCP Pool Corp.	10,602
		117,622
Machinery - 3.2%
848	Astec Industries, Inc. *	30,443
238	Briggs & Stratton Corp.	8,418
157	Clarcor, Inc.	5,589
579	Crane Co.	23,745
243	Cummins, Inc.	25,539
256	Deere & Co.	20,237
255	Dover Corp.	12,383
514	Flowserve Corp. *	29,987
372	Graco, Inc.	16,900
129	Illinois Tool Works, Inc.	12,424
2,990	JLG Industries, Inc.	92,062
289	Joy Global, Inc.	17,274
451	Lawson Products, Inc.	18,464
381	Oshkosh Truck Corp.	23,713
203	Paccar, Inc.	14,307
331	Reliance Steel & Aluminum Co.	31,087
649	SPX Corp.	34,670
288	Timken Co.	9,294
1,073	Volvo AB ADR	50,023
4,134	Wolverine Tube, Inc. *	16,619
		493,178
Media - 1.6%
495	Arbitron, Inc.	16,741
221	CBS Corp. - Class B	5,300
995	Clear Channel Communications, Inc.	28,865
423	Dow Jones & Co, Inc.	16,624
4,550	Grupo Televisa SA ADR	90,545
211	Harte-Hanks, Inc.	5,771
566	The McGraw-Hill Companies, Inc.	32,613
1,766	Time Warner, Inc.	29,651
747	Valassis Communications, Inc. *	21,939
		248,049
Metals & Mining - 5.8%
504	Allegheny Technologies, Inc.	30,835
993	A.M. Castle & Co.	29,293
4,695	Anglo American PLC ADR	91,881
973	AngloGold Ashanti Ltd. ADR	52,659
579	Carpenter Technology Corp.	54,727
445	Chaparral Steel Co. *	28,889
508	Cleveland-Cliffs, Inc.	44,257
536	Commercial Metals Co.	28,671
1,478	Companhia Siderurgica Nacional SA ADR	46,439
962	Freeport-McMoRan Copper & Gold, Inc. - Class B	57,499
4,829	Gerdau SA ADR	108,749
2,296	Gold Fields Ltd. ADR	50,466
3,184	Harmony Gold Mining Co. Ltd. ADR *	50,562
222	Phelps Dodge Corp.	17,878
1,358	POSCO ADR	86,640
137	Quanex Corp.	9,128
254	Rio Tinto PLC ADR	52,578
1,147	Ryerson Tull, Inc.	30,694
113	Steel Dynamics, Inc.	6,410
		878,255
Multiline Retail - 0.4%
214	Dillard's Inc. - Class A	5,573
711	Dollar General Corp.	12,563
2,219	Fred's, Inc.	29,424
228	J.C. Penney Co., Inc.	13,773
		61,333
Multi-Utilities & Unregulated Power - 0.5%
519	Energy East Corp.	12,612
1,661	Sierra Pacific Resources *	22,938
555	Sempra Energy	25,785
479	Vectren Corp.	12,636
		73,971
Office Electronics - 0.1%
361	Zebra Technologies Corp. - Class A *	16,144

Oil & Gas - 6.2%
394	Amerada Hess Corp.	56,106
262	Anadarko Petroleum Corp.	26,465
195	Apache Corp.	12,774
122	BP PLC ADR	8,411
791	Chevron Corp.	45,854
797	China Petroleum & Chemical Corp. ADR	46,513
640	Cimarex Energy Co.	27,686
662	ConocoPhillips	41,805
963	ENI SpA ADR	54,872
659	Frontier Oil Corp.	39,112
342	Marathon Oil Corp.	26,050
1,178	Murphy Oil Corp.	58,688
611	Occidental Petroleum Corp.	56,609
85	PetroChina Company Ltd. ADR	8,921
996	Petroleo Brasileiro SA ADR	86,323
880	Royal Dutch Shell PLC ADR	54,789
561	St. Mary Land & Exploration Co.	22,906
1,632	Statoil ASA ADR	46,479
376	Sunoco, Inc.	29,166
653	Total SA ADR	86,020
1,120	Valero Energy Corp.	66,954
611	Western Gas Resources, Inc.	29,481
301	XTO Energy, Inc.	13,114
		945,098
Paper & Forest Products - 1.1%
881	Aracruz Celulose SA ADR	46,640
1,769	International Paper Co.	61,154
556	Stora Enso OYJ ADR	8,535
629	Weyerhaeuser Co.	45,558
		161,887
Personal Products - 0.4%
378	Alberto-Culver Co.	16,719
535	Avon Products, Inc.	16,676
2,772	Playtex Products, Inc. *	29,023
		62,418
Pharmaceuticals - 2.3%
263	Barr Pharmaceuticals, Inc. *	16,564
1,832	Bristol-Myers Squibb Co.	45,086
3,465	Elan Corp PLC ADR *	50,035
699	Forest Laboratories, Inc. *	31,196
763	GlaxoSmithKline PLC ADR	39,913
784	Johnson & Johnson	46,428
1,278	Merck & Co., Inc.	45,024
231	Mylan Laboratories	5,405
1,808	Pfizer, Inc.	45,055
1,025	Watson Pharmaceuticals, Inc. *	29,458
		354,164
Real Estate - 0.2%
357	Kilroy Realty Corp.	27,582

Road & Rail - 0.1%
386	Celadon Group, Inc. *	8,450
274	Heartland Express, Inc.	5,970
		14,420
Semiconductor & Semiconductor Equipment - 3.1%
2,586	Actel Corp. *	41,221
808	Altera Corp. *	16,677
2,443	ASML Holding NV ADR *	49,764
1,256	Cree, Inc. *	41,209
328	KLA-Tencor Corp.	15,862
380	Lam Research Corp. *	16,340
366	Linear Technology Corp.	12,839
452	Maxim Integrated Products, Inc.	16,792
444	MEMC Electronic Materials, Inc. *	16,393
2,746	Micrel, Inc. *	40,696
207	Nvidia Corp. *	11,853
1,645	Power Integrations, Inc. *	40,763
2,299	Semtech Corp. *	41,129
340	Silicon Laboratories, Inc. *	18,683
1,554	Standard Microsystems Corp. *	40,373
4,919	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	49,485
		470,079
Software - 2.9%
447	Adobe Systems, Inc.	15,609
331	ANSYS, Inc. *	17,924
1,134	Autodesk, Inc. *	43,682
1,364	Business Objects SA ADR *	49,745
391	FactSet Research Systems, Inc.	17,341
119	Fair Isaac Corp.	4,715
2,074	JDA Software Group, Inc. *	29,948
1,900	Macrovision Corp. *	42,085
235	MICRO Systems, Inc. *	10,826
6,055	Phoenix Technology Ltd *	41,053
1,347	Quality Systems, Inc.	44,586
2,182	Take-Two Interactive Software, Inc. *	40,716
3,156	THQ, Inc. *	81,709
		439,939
Specialty Retail - 3.0%
1,391	Aeropostale, Inc. *	41,953
167	Autozone, Inc. *	16,649
123	Barnes & Noble, Inc.	5,689
148	Bed Bath & Beyond, Inc. *	5,683
360	Burlington Coat Factory Warehouse Corp.	16,362
474	CarMax, Inc. *	15,490
139	Chico's FAS, Inc. *	5,649
281	Childrens Place *	16,270
2,226	Circuit City Stores, Inc.	54,492
165	Claire's Stores, Inc.	5,991
1,975	Dress Barn, Inc. *	94,701
547	Group 1 Automotive, Inc.	26,004
386	Guitar Center, Inc. *	18,412
173	Hibbett Sporting Goods, Inc. *	5,707
289	The Home Depot, Inc.	12,225
80	Lowe's Cos., Inc.	5,155
139	Men's Wearhouse, Inc. *	4,996
164	Michaels Stores, Inc.	6,163
460	O'Reilly Automotive, Inc. *	16,818
257	Pacific Sunwear of California, Inc. *	5,695
1,319	Payless Shoesource, Inc. *	30,192
277	RadioShack Corp.	5,327
713	Select Comfort Corp. *	28,199
230	Staples, Inc.	5,870
134	Williams-Sonoma, Inc. *	5,682
		455,374
Telecommunication Services - 2.1%
1,675	AT&T, Inc.	45,292
210	BT Group PLC ADR	8,152
320	CenturyTel, Inc.	12,518
434	Chunghwa Telecom Company Ltd. ADR	8,502
488	Commonwealth Telephone Enterprises, Inc.	16,811
496	Deutsche Telekom AG ADR	8,343
2,565	KT Corp. ADR	54,635
259	Swisscom AG ADR	8,381
3,456	Telecom Argentina SA ADR *	46,794
312	Telecom Corporation of New Zealand Ltd. ADR	8,524
175	Telefonica SA ADR	8,220
1,778	Telefonos de Mexico SA de CV ADR	39,970
277	Telekomunikasi Indonesia Tbk PT ADR	8,396
516	Tele Norte Leste Participacoes SA ADR	8,607
1,307	Verizon Communications, Inc.	44,516
		327,661
Textiles, Apparel & Luxury Goods - 0.7%
275	Brown Shoe Company, Inc.	14,432
149	Coach, Inc. *	5,152
1,005	Hartmarx Corp. *	8,955
635	K-Swiss, Inc. - Class A	19,139
271	Liz Claiborne, Inc.	11,106
515	Nike, Inc. - Class B	43,826
		102,610
Thrifts & Mortgage Finance - 1.3%
430	Anchor BanCorp Wisconsin, Inc.	13,033
222	Freddie Mac	13,542
201	Golden West Financial Corp.	13,648
211	MGIC Investment Corp.	14,059
731	Radian Group, Inc.	44,043
576	The PMI Group Inc.	26,450
1,420	Washington Mutual, Inc.	60,520
294	Webster Financial Corp.	14,247
		199,542
Tobacco - 0.7%
1,221	Altria Group, Inc.	86,520
133	Imperial Tobacco Group PLC ADR	7,964
401	UST, Inc.	16,682
		111,166
Trading Companies & Distributors - 0.5%
809	MSC Industrial Direct Co., Inc. - Class A	43,702
418	Watsco, Inc.	29,699
		73,401

Water Utilities - 0.3%
2,120	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	46,661

Wireless Telecommunication Services - 1.5%
1,470	America Movil SA de CV, Series L ADR	50,362
488	EMS Technologies, Inc. *	8,799
591	Millicom International Cellular SA *	27,830
1,205	Mobile TeleSystems ADR	39,886
938	OAO Vimpel-Communications ADR *	40,343
359	SK Telecom Co. Ltd. ADR	8,469
1,270	Tim Participacoes SA ADR	47,028
		222,717
	TOTAL COMMON STOCKS
	(Cost $12,867,548)	$13,399,299

INVESTMENT COMPANIES - 9.9%

2,540	iShares MSCI Emerging Markets Index Fund	$251,460
8,864	iShares S&P Latin American 40 Index Fund	1,247,165

	TOTAL INVESTMENT COMPANIES - 9.9%
	(Cost $1,289,252)	$1,498,625

	TOTAL INVESTMENTS - 97.9%
	(Cost $14,156,800)	$14,897,924

	Other Assets in Excess of Liabilities - 2.1%	325,477

	TOTAL NET ASSETS - 100.0%	$15,223,401

Percentages are calculated as a percent of net assets.

ADR	American Depository Receipt
*	Non Income Producing

Dynamic VP HY Bond Fund
Schedule of Investments
March 31, 2006 (Unaudited)

Face Amount		Value
CORPORATE BONDS - 94.2%
Grantor Trust - 93.9%
$ 16,902,439	TRAINS High Yield Note, 7.56%, 06/15/2015
	(Cost - $17,185,196; Acquired 11/22/2005 and 3/14/2006) (1)(2)	$17,120,007

Automotive/Truck Parts & Equipment - 0.3%
70,100	Dana Corp., 5.85%, 1/15/2015(3)	53,364

	TOTAL CORPORATE BONDS
	(Cost $17,255,055)	$17,173,371

Shares		Value
MONEY MARKET FUNDS - 6.5%

1,187,488	Federated Prime Obligations Fund - Class I	$1,187,488

	TOTAL MONEY MARKET FUNDS
	(Cost $1,187,488)	$1,187,488

	TOTAL INVESTMENTS - 100.7%
	(Cost $18,442,543)	$18,360,859

	Liabilities in Excess of Other Assets - (0.7)%	(122,413)

	TOTAL NET ASSETS - 100%	$18,238,446

Percentages are calculated as a percent of net assets.

(1)	144A securities are those that are exempt from registration under Rule 144A of the Securities
	Act of 1933, as amended. These securities are generally issued to qualified institutional
	buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected
	through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must
	be registered for public sale. At March 31, 2006, the market value of 144A securities that
	could not be exchanged to the registered form was $17,120,007 or 93.9% of net assets.
(2)	Variable rate security.
(3)	Security in default.

VP Money Market Fund
Schedule of Investments
March 31, 2006 (Unaudited)

Shares		Value
MONEY MARKET FUNDS - 54.2%

364,000	AIM Liquid Assets Portfolio - Institutional Class	$364,000
86,084	Federated Prime Obligations Fund - Class I	86,084
364,000	Fidelity Government Portfolio - Class I	364,000
420,565	First American Prime Obligations Fund - Class Y	420,565

	TOTAL MONEY MARKET FUNDS
	(Cost $1,234,649)	$1,234,649

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.0%

$525,000	Federal Home Loan Bank
	Discount Note, 4.455%,
	4/03/2006	$524,872

525,000	U.S. Treasury Bill,
	4.08%, 4/06/2006	524,694

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $1,049,566)	$1,049,566

	TOTAL INVESTMENTS - 100.2%
	(Cost $2,284,215)	$2,284,215

	Liabilities in Excess of Other Assets - (0.2)%	(4,440)

	TOTAL NET ASSETS - 100.0%	$2,279,775

Percentages are calculated as a percent of net assets.

VP U.S. Plus Fund
Schedule of Investments
March 31, 2006 (Unaudited)

No Investments, Non-operational Fund

VP U.S./Short Fund
Schedule of Investments
March 31, 2006 (Unaudited)

No Investments, Non-operational Fund

VP OTC Plus Fund
Schedule of Investments
March 31, 2006 (Unaudited)

No Investments, Non-operational Fund

VP OTC/Short Fund
Schedule of Investments
March 31, 2006 (Unaudited)

No Investments, Non-operational Fund

VP Small Cap Plus Fund
Schedule of Investments
March 31, 2006 (Unaudited)

No Investments, Non-operational Fund

VP Small Cap/Short Fund
Schedule of Investments
March 31, 2006 (Unaudited)

No Investments, Non-operational Fund

VP Dow 30 Plus Fund
Schedule of Investments
March 31, 2006 (Unaudited)

No Investments, Non-operational Fund

VP Dow 30/Short Fund
Schedule of Investments
March 31, 2006 (Unaudited)

No Investments, Non-operational Fund

	Evolution VP Managed Bond Fund	Evolution VP Managed Equity Fund	Dynamic VP HY Bond Fund
Cost of investments	$6,454,992	$14,313,698	$18,501,490
Gross unrealized appreciation	25,547	908,519	—
Gross unrealized depreciation	(71,374)	(324,293)	(140,631)
Net unrealized appreciation/(depreciation)	$(45,827)	$584,226	$(140,631)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Direxion Insurance Trust_                                             __

                By (Signature and Title)          /s/ Daniel O’Neill
                                                                            Daniel O’Neill, President

Date    May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Daniel O’Neill
                                                       Daniel O’Neill, President
Date   May 24, 2006

By (Signature and Title)*    /s/ Timothy P. Hagan
                                          Timothy P. Hagan, Chief Financial Officer

Date  May 24, 2006

* Print the name and title of each signing officer under his or her signature.